BUSINESS (Details Narrative)				6 Months Ended		12 Months Ended
	Jun. 08, 2020	Feb. 06, 2020 segment	May 18, 2016	Mar. 31, 2022 USD ($) segment	Mar. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)	Sep. 30, 2019
Number of operating segments | segment				1		1
Reverse stock split	1 for 1.5 reverse stock split of the Company’s common stock became effective.
Cash				$ 637,998		$ 4,162,548	$ 1,971,923
Accumulated deficit				(76,091,241)		(66,842,416)	(35,867,920)
Net cash used in operating activities				$ (5,598,220)	$ (4,350,902)	$ (9,529,061)	$ (4,408,232)
Loop Media, Inc. [Member] | Merger Agreement [Member]
Percentage of voting interests acquired			100.00%
Equity interest issued			exchange for 152,823,970 shares of the Company’s common stock at an exchange ratio of 1:1.
Loop Media, Inc. [Member] | ScreenPlay [Member]
Percentage of voting interests acquired								100.00%
Zixiao Chen [Member] | Purchase Agreement [Member]
Number of operating segments | segment		2
Equity interest issued		Buyer transferred to the Company 2,000,000 shares of its common stock and agreed to assume and discharge any and all liabilities relating to the Business accruing up to the effective time of the Asset Purchase Agreement.